S U P P L E M E N T

D A T E D  A P R I L  2 5 ,  2 0 2 2  T O  T H E

S T A T U T O R Y  P R O S P E C T U S

T i m o t h y  P l a n  F a m i l y  o f  F u n d s

( C l a s s  A  a n d  C l a s s  C  S h a r e s )

D A T E D  J A N U A R Y  2 8 ,  2 0 2 2

Effective April 22, 2022 the portfolio allocation tables for the Timothy Plan Strategic Growth Fund and the Timothy Plan Conservative Growth Fund have been amended. Accordingly, the Class A and C Shares Prospectus for the Timothy Plan Family of Funds, dated January 28, 2022, is amended as follows:

On page 44 of the Prospectus:

STRATEGIC GROWTH FUND

Under the Section entitled “Principal Investment Strategies”, the table describing investment ranges in the various Timothy Plan Funds is deleted and replaced with the following:

Affiliated Timothy Plan Funds	% Range of Net Assets Allowed to be Invested in Affiliated Timothy Plan Funds
Large/Mid Cap Growth Fund	0 - 20%
Large/Mid Cap Value Fund	0 - 20%
Small Cap Value Fund	0 - 10%
Aggressive Growth Fund	0 - 10%
International Fund	0 - 20%
High Yield Bond Fund	5 - 15%
Defensive Strategies Fund	5 - 30%
Israel Common Values Fund	0 - 10%
Fixed Income Fund	0 - 20%
US Large/Mid Cap Core ETF	0 - 40%
High Dividend Stock ETF	0 - 20%
International ETF	0 - 30%
US Small Cap Core ETF	0 - 20%
US Large/Mid Cap Core Enhanced ETF	0 - 40%
High Dividend Stock Enhanced ETF	0 - 20%

On page 50 of the Prospectus:

CONSERVATIVE GROWTH FUND

Under the Section entitled “Principal Investment Strategies”, the table describing investment ranges in the various Timothy Plan Funds is deleted and replaced with the following:

Affiliated Timothy Plan Funds	% Range of Net Assets Allowed to be Invested in Affiliated Timothy Plan Funds
Large/Mid Cap Growth Fund	0 - 15%
Large/Mid Cap Value Fund	0 - 15%
Small Cap Value Fund	0 - 10%
Aggressive Growth Fund	0 - 5%
International Fund	0 - 20%
High Yield Bond Fund	5 - 15%
Defensive Strategies Fund	5 - 30%
Israel Common Values Fund	0 - 10%
Fixed Income Fund	20 - 40%
US Large/Mid Cap Core ETF	0 - 30%
High Dividend Stock ETF	0 - 25%
International ETF	0 - 25%
US Small Cap Core ETF	0 - 15%
US Large/Mid Cap Core Enhanced ETF	0 - 30%
High Dividend Stock Enhanced ETF	0 - 25%

ALL PORTIONS OF THE PROSPECTUS NOT CHANGED BY THIS SUPPLEMENT OR OTHER SUPPLEMENTS SHALL REMAIN IN FULL FORCE AND EFFECT